Condensed Consolidated Statements of Financial Position (Unaudited) $ in Thousands, $ in Thousands	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Current assets
Cash and cash equivalents	$ 2,865	$ 4,071
Marketable securities and warrants	44	454
Trade receivables	131	326
VAT recoverable	2,797	3,439
Inventories	1,182	2,087
Other current assets	2,390	1,866
Total current assets	9,409	12,243
Non-current assets
Property, plant and equipment	4,681	9,044
Mineral rights	20,006	20,273
Total assets	34,096	41,560
Current liabilities
Trade and other payables	5,395	8,143
VAT payable	1,588	1,839
Lease liabilities	179	212
Provision for litigation	22,194	22,162
Provisions	2,120	1,795
Total current liabilities	31,476	34,151
Non-current liabilities
Convertible debentures	10,394	9,238
Provisions	1,932	1,813
Deferred tax liabilities	629	612
Lease liabilities	142	233
Total liabilities	44,573	46,047
Shareholders’ deficit
Share capital	139,767	138,961
Contributed surplus	34,702	34,568
Accumulated other comprehensive loss	(16,344)	(15,851)
Deficit	(168,602)	(162,165)
Total shareholders’ deficit	(10,477)	(4,487)
Total liabilities and shareholders’ deficit	$ 34,096	$ 41,560